Basis of preparation and material accounting policy information - Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Reconciliation Shareholder Equity EU IFRS and IASB IFRS [Abstract]
In accordance with IFRS-EU (attributable to the shareholders of the parent)	€ 50,314	€ 51,240	€ 49,909
Adjustment of the EU IAS 39 carve-out	3,378	4,902	9,357
Tax effect of the adjustment	(989)	(1,457)	(2,765)
Effect of adjustment after tax	2,389	3,444	6,592
In accordance with IFRS-IASB Shareholders’ equity	€ 52,703	€ 54,684	€ 56,500